9. Income Taxes (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
Net operating loss carryforwards	$ 8,194,178	$ 7,582,195
Equity-based instruments	9,629,824	8,703,465
Accrued liabilities	126,765	85,329
Deferred Revenue	150,520
Pass-through losses	182,966
Valuation allowance	(18,284,253)	(16,370,989)
Deferred tax asset